Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits
Schedule of security deposits, overhaul rentals and other customer deposits

	June 30, 2012	December 31, 2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,104,457	$1,089,771
Deferred overhaul rentals	689,055	718,472
Other customer deposits	204,403	227,189

Total	$1,997,915	$2,035,432

	As of December 31,
	2011	2010
	(Dollars in thousands)
Security deposits paid by lessees	$1,089,771	$1,081,021
Overhaul rentals	718,472	529,834
Other customer deposits	227,189	197,538

Total	$2,035,432	$1,808,393